Prepaid Land Lease Payments	12 Months Ended
Dec. 31, 2019
Prepaid Land And Lease Payments [Abstract]
Prepaid Land Lease Payments

8.	Prepaid Land Lease Payments

	December 31,
	2019	2018
Prepaid land lease payments	$10,372	$10,502
Less: accumulated amortization	2,407	2,198
Net carrying value	$7,965	$8,304

Prepaid land lease payments of the Shangdi facilities of Sinovac Beijing with a net book value of $269 (RMB 1.9 million) were pledged as collateral (note 10 (a)) for a bank loan from Bank of Beijing.

Amortization expense for prepaid land lease payments for the year ended December 31, 2019 was $238 (2018 - $249, 2017 - $243).